UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment (   );  Amendment Number: ________
   This Amendment (Check only one.):
  (   ) is a restatement.
  (   ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 	Buffington Mohr McNeal
Address: P.O. Box 2016, Boise, ID 83701

Form 13F File Number: 28-11530

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Bruce R. Mohr
Title: Partner
Phone: 208-338-5551

Signature, Place, and Date of Signing:

Bruce R. Mohr
Boise, Idaho
February 5, 2013

Report Type (Check only one):

( X )	13 F HOLDINGS REPORT.
(   )	13F NOTICE.
(   )	13F COMBINATION REPORT.

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	8920
					(thousands)



List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ELEC PWR              COM              025537101      198     4650 SH       SOLE                     4650
AMERICAN EXPRESS               COM              025816109       46      800 SH       SOLE                      800
CISCO SYSTEMS                  COM              17275R102      184     9380 SH       SOLE                     9380
CONOCOPHILLIPS                 COM              20825c104       66     1135 SH       SOLE                     1135
CONSOLIDATED EDISON            COM              209115104      305     5490 SH       SOLE                     5490
COSTCO                         COM              22160K105      543     5495 SH       SOLE                     5495
DEERE & CO                     COM              244199105       60      700 SH       SOLE                      700
ELI LILLY                      COM              532457108        7      150 SH       SOLE                      150
EXXON MOBIL                    COM              30231G102      719     8308 SH       SOLE                     8308
GENERAL ELECTRIC               COM              369604103      242    11550 SH       SOLE                    11550
HELMERICH & PAYNE              COM              423452101       17      300 SH       SOLE                      300
HEWLETT PACKARD                COM              428236103       72     5025 SH       SOLE                     5025
HOME FED BANCORP               COM              43709A101      454    36522 SH       SOLE                    36522
INT'L BUS MACH                 COM              459200101       81      425 SH       SOLE                      425
JOHNSON & JOHNSON              COM              478160104      386     5505 SH       SOLE                     5505
LAZARD LTD                     COM                              29      975 SH       SOLE                      975
METLIFE                        COM              59156R108       95     2875 SH       SOLE                     2875
MICRON TECH                    COM              595112103        6      900 SH       SOLE                      900
MICROSOFT                      COM              594918104      312    11665 SH       SOLE                    11665
MYLAN LABS                     COM              628530107      135     4900 SH       SOLE                     4900
NOBLE CORP                     COM                              97     2775 SH       SOLE                     2775
PEPSICO INC                    COM              713448108       76     1110 SH       SOLE                     1110
PROCTOR & GAMBLE               COM              742718109      203     2993 SH       SOLE                     2993
US BANCORP                     COM              902973106      478    14975 SH       SOLE                    14975
VERIZON COMM                   COM              92343V104       62     1440 SH       SOLE                     1440
BARCLAYS BK 6.625% PERP                         06739F390       18      700 SH       SOLE                      700
JP MORGAN 8.625% CALL 9/1/13                    46625H621       45     1750 SH       SOLE                     1750
ROYAL BK SCOTLND 6.75% CALL 11                  780097754        9      400 SH       SOLE                      400
ROYAL BK SCOTLND 7.25% CALL 12                  780097713      142     5950 SH       SOLE                     5950
ARTISAN INTL FD                                 04314H204       21  872.905 SH       SOLE                  872.905
BARON GROWTH FD                                 068278209     1324 24677.368SH       SOLE                24677.368
INVESCO DEVELOPING MKTS A                       00141T577      472 13933.842SH       SOLE                13933.842
LAUDUS INT'L MRKTMASTERS INST                   808509640     1157 58379.748SH       SOLE                58379.748
LAUDUS INT'L MRKTMASTERS INV                    808509889       24 1192.820 SH       SOLE                 1192.820
SCOUT INTL FD                                   81063U503       58 1732.704 SH       SOLE                 1732.704
ISHARES S&P PREFD INDX                          464288687      663 16725.000SH       SOLE                16725.000
SCHWAB US LARGE CAP                             808524201      114 3360.000 SH       SOLE                 3360.000